TAXES BASED ON INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019
Current:
U.S. federal tax	$ 7.3	$ 1.1	$ 11.0
State taxes	5.3	1.9	0.5
International taxes	229.9	168.5	148.1
Total	242.5	171.5	159.6
Deferred:
U.S. federal tax	(1.1)	5.0	(168.0)
State taxes	(5.3)	1.6	(8.9)
International taxes	12.5	(0.4)	(39.4)
Total	6.1	6.2	(216.3)
Provision for (benefit from) income taxes	$ 248.6	$ 177.7	$ (56.7)